Inverse SP 500 2x Strategy Fund Expense Example, No Redemption - Class A and Class C [Member] - Inverse SP 500 2x Strategy Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 258
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,396
Expense Example, No Redemption, 10 Years	$ 2,976